CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax effect of foreign currency translation adjustments	¥ 0	¥ 0	¥ 0